Regulatory Capital Matters (Tables)	12 Months Ended
Dec. 31, 2012
Deposits/Federal Home Loan Bank Advances/Regulatory Capital Matters [Abstract]
Actual and required Bank capital amounts

	Actual		Required For Capital Adequacy Purposes		Minimum Required To Be Well Capitalized Under Prompt Corrective Action Regulations
	Amount	Ratio	Amount	Ratio	Amount	Ratio

2012
Total Capital to risk weighted assets Bank	$67.3	18.9%	$28.4	8.0%	$35.6	10.0%
Tier 1 (Core) Capital to risk weighted assets Bank	63.0	17.7	14.2	4.0	21.3	6.0
Tier 1 (Core) Capital to average assets Bank	63.0	13.4	18.8	4.0	23.5	5.0

2011
Total Capital to risk weighted assets Bank	$48.7	14.9%	$26.2	8.0%	$32.8	10.0%
Tier 1 (Core) Capital to risk weighted assets Bank	45.0	13.7	13.1	4.0	19.7	6.0
Tier 1 (Core) Capital to average assets Bank	45.0	9.7	18.5	4.0	23.1	5.0